MIDAS SPECIAL FUND, INC.
                                11 Hanover Square
                               New York, NY 10005



                                                        May 14, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

VIA EDGAR

Re:  Midas Special Fund, Inc. (File Nos. 33-02847 and 811-04625)
     Rule 497(j) Certification



Dear Sir or Madam:

Pursuant to section (j) of Rule 497 under the Securities Act of 1933, as amended, Midas Fund, Inc. (the "Registrant") hereby certifies:

          1. The forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 33 ("Amendment No. 33") to the Registrant's Registration Statement on Form N-1A; and

          2.  Amendment No. 33 has been filed electronically.

Should you have any questions or require additional information, please contact me directly at (212) 480-6432.

                                                     Sincerely,

                                                     MIDAS SPECIAL FUND, INC.

                                                      /s/ Thomas B. Winmill
                                                     ---------------------------
                                                     By:  Thomas B. Winmill
                                                          President


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